Supplemental Disclosure of Cash Flow Information - Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 12,354	$ 12,985
Changes from financing cash flows:
Issuance (repayment) of bank credit facilities and commercial paper, net	5,466	0	$ (1,156)
Issuance of other long-term debt	2,639	0	0
Repayment of other long-term debt	(1,008)	(416)	(2,854)
Payment of lease liabilities	(325)	(285)	(232)
Non-cash changes:
Lease additions	231	317
Changes in foreign exchange and fair value	926	(247)
Liabilities arising from financing activities, ending balance	20,283	12,354	12,985
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	10,799	11,445
Changes from financing cash flows:
Issuance (repayment) of bank credit facilities and commercial paper, net	5,466
Issuance of other long-term debt	2,639
Repayment of other long-term debt	(1,008)	(416)
Non-cash changes:
Changes in foreign exchange and fair value	923	(230)
Liabilities arising from financing activities, ending balance	18,819	10,799	11,445
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,555	1,540
Changes from financing cash flows:
Payment of lease liabilities	(325)	(285)
Non-cash changes:
Lease additions	231	317
Changes in foreign exchange and fair value	3	(17)
Liabilities arising from financing activities, ending balance	$ 1,464	$ 1,555	$ 1,540